RELATED PARTY BALANCES AND TRANSACTIONS (Schedule Of Transaction With Related Parties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Revenues	$ 47	$ 394	$ 5,843
Cost of revenues	345	1,125	4,715
Research and development expenses [Member]
Related Party Transaction [Line Items]
Expenses	115	608	1,245
Sales and marketing expenses [Member]
Related Party Transaction [Line Items]
Expenses	284	617	731
General and administrative expenses [Member]
Related Party Transaction [Line Items]
Expenses	1,040	1,527	913
Purchase of property and equipment [Member]
Related Party Transaction [Line Items]
Expenses	$ 180	$ 175	$ 274